SHARE-BASED COMPENSATION (Tables) - Kaixin Auto	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of Total share-based compensation expense of share-based awards granted to employees and directors

	For the years ended December 31,
	2024	2023	2022
Selling and marketing	$—	$—	$239
Research and development	—	—	44
General and administrative	10,856	11,968	39,027
Total share-based compensation expense	$10,856	$11,968	$39,310

Restricted Stock
SHARE-BASED COMPENSATION
Summary of share options activities

		Weighted average fair value
	Number of nonvested	per ordinary share
	restricted shares	at the grant dates
Unvested as of December 31, 2022	$5,588	$1,200.60
Forfeited	—	$—
Granted	43,888	$232.20
Vested	(46,290)	$285.60
Unvested as of December 31, 2023	$3,186	$1,397.40
Forfeited	—	$—
Granted	3,455,059	$3.15
Vested	(3,455,059)	$3.15
Unvested as of December 31, 2024	$3,186	$1,397.40